Fair Value of Derivative Instruments (Detail) In Thousands	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts Other current assets USD ($)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts Other current assets JPY (¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures Other current assets USD ($)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures Other current assets JPY (¥)	Mar. 31, 2010 Nondesignated Foreign exchange forward contracts Other current liabilities JPY (¥)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements Other current liabilities USD ($)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2010 Nondesignated Interest rate currency swap agreements Other current liabilities JPY (¥)
Derivative [Line Items]
Fair Value	$ 5,737	¥ 477,000	$ 2,153	¥ 179,000
Fair Value					¥ 2,000	$ 24	¥ 2,000	¥ 0